UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Charles H. Witmer
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY         February 8, 2002
---------------------          -----------------         -----------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $173,584,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                          MARKET                    DIS-
                                    TITLE OF   CUSIP      VALUE   SHARES OR   PUT/  CRE-               VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER   (x$1000)   PRN AMT    CALL  TION   MANAGER   SOLE    SHARED  NONE
 --------------                      -----     ------   --------   -------    ----  ----   -------   ----    ------  ----
Berkshire Hathaway Inc-Del           Cl A     84670108    9,072         120         SOLE     WAM        120
Cablevision Systems Corp.            Cl A    12686C109   17,612     371,180         SOLE     WAM    371,180
Comcast Corp-Special                 Cl A    200300200    8,924     247,900         SOLE     WAM    247,900
Huffy Corp.                           COM    444356109    1,942     303,400         SOLE     WAM    303,400
Imagistics Int'l. Inc.                COM    45247T104    8,907     721,200         SOLE     WAM    721,200
Imperial Sugar Co.                    COM    453096208      680      87,736         SOLE     WAM     87,736
Interactive Data Corp.                COM    45840J107   20,229   1,430,600         SOLE     WAM  1,430,600
Joy Global Inc.                       COM    481165108   22,387   1,332,566         SOLE     WAM  1,332,566
Knight-Ridder Inc.                    COM    499040103    1,727      26,600         SOLE     WAM     26,600
Media General Inc                    Cl A    584404107   18,238     366,000         SOLE     WAM    366,000
MetLife Inc.                          COM    59156R108   12,130     382,900         SOLE     WAM    382,900
Payless ShoeSource Inc.               COM    704379106    9,787     174,300         SOLE     WAM    174,300
Russ Berrie & Co. Inc.                COM    782233100    4,302     143,400         SOLE     WAM    143,400
Sky Financial Group Inc.              COM    83080P103    3,261     160,300         SOLE     WAM    160,300
Stage Stores Inc.                     COM    85254C305   20,068     872,525         SOLE     WAM    872,525
Technitrol Inc.                       COM    878555101    2,762     100,000         SOLE     WAM    100,000
Viad Corp.                            COM    92552R109   11,556     488,000         SOLE     WAM    488,000
                                                        -------
                                                        173,584
                                                        =======